REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING
Auditor's remuneration	$ 1.4	$ 1.0	$ 0.7
Audit-related services	1.4	0.8	0.6
Other audit related services	0.0	0.1	0.0
Tax services	$ 0.0	$ 0.1	$ 0.1